INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (BENEFIT)

The provision for income tax expense (benefit) is comprised of the following:

	2021	2020
Current tax, federal	$1,309,503	$739,113
Current tax, state	592,394	334,361
Current tax, foreign	91,285	124,414
Current tax, total	1,993,182	1,197,888

Deferred income tax, federal	250,153	158,308
Deferred income tax, state	113,164	71,616
Deferred income tax, foreign	-	179,629
Deferred income tax, total	363,317	409,553
Total	$2,356,499	$1,607,441

SCHEDULE OF RECONCILIATION OF INCOME TAXES

The following table reconciles the income tax expense at the U.S. Federal statutory rate to income tax expense at the Company’s effective tax rates.

	2021	2020
Income before tax	$6,650,756	$5,190,975
US statutory tax rates	30.50%	30.50%
Expected income tax	2,028,481	1,583,247
Non-deductible items	(29,508)	(60,470)
Change in estimates and other	(65,027)	603,422
Change in enacted tax rate	337,961	-
Foreign tax rate difference	(86,696)	(120,372)
Change in valuation allowance	171,288	(398,386)
Total income taxes	2,356,499	1,607,441

Current income tax expense	1,993,182	1,197,888
Deferred tax expense (recovery)	363,317	409,553
Total income tax expense	$2,356,499	$1,607,441

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets (liabilities) at December 31, 2021 and 2020 are comprised of the following:

	2021	2020
Canada
Non capital loss carryforwards	$1,443,371	$1,638,357
Intangible assets	19,849	18,863
Property, equipment and leaseholds	587,408	624,016
Financial instruments	-	26,690
	2,050,628	2,307,926
Valuation allowance	(2,050,628)	(2,307,926)
Net deferred tax asset	$-	$-

US
	2021	2020
Net operating loss carryforwards	$-	$-
Intangible assets	-	-
Investments	(241,880)	(167,635)
Property, equipment and leaseholds	(68,282)	(66,116)
Property, equipment and leaseholds	12,697	201,393
Financial instruments	-	98,210
Deferred tax asset not recognized	-	-
Net deferred tax asset (liability)	$(297,465)	$65,852

SCHEDULE OF NON OPERATING LOSS CARRYFORWARDS
`	Loss
2029	891,014
2030	1,081,844
2031	1,245,577
2037	2,238,533
2038	372,149
2039	72,378
2040	166,494
2041	207,537
Total	6,275,526